OTHER ASSETS (Details) - USD ($)	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Other Current Assets	$ 5,733,682	$ 9,105,457	$ 18,913,039
Other Assets [Member]
Long-Term Security Diposits for Leases	9,271,565	9,752,611	10,451,381
Loans and Other Long-Term Diposits	7,769,757	7,568,738	20,501,166
Other Current Assets	96,595	53,648	1,350,000
Total Other Assets	$ 17,137,917	$ 17,374,997	$ 32,302,547